Short-term benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Short-term benefits
22.	Short-term benefits

	2018	2017
Accrued vacation pay	781	845
Profit sharing	355	138
Employees variable compensation program	269	0
Voluntary Separation Incentive Plan	36	34
Salaries and related charges	217	292

Total	1,658	1,309

22.1.	Profit sharing

Changes in the provision for profit sharing are presented below:

2018
Opening balance	138
Adjustment to provision	7
Payments	(135)
Additions	462
Advances	(68)
CTA	(49)

Closing balance	355

The Company’s profit sharing benefits comply with Brazilian legal requirements and those of the Brazilian Secretariat of Coordination and Governance of State-Owned Enterprises (SEST), of the Ministry of Planning, Budget and Management, and of the Ministry of Mines and Energy and the current Collective bargaining agreement. This compensation is computed based on the consolidated net income attributable to the shareholders of Petrobras.

The computation of the amount of profit sharing benefits takes into account the results of six corporate indicators, for which annual goals are defined by the Executive Board and approved by the Board of Directors pursuant to the review of the Annual Business Plan (PAN). The annual goals are based on the results of the following corporate indicators:

•	Total volume of crude oil and oil products spill;

•	Lifting cost excluding production taxes in Brazil;

•	Crude oil and NGL production in Brazil;

•	Feedstock processed - excluding NGL - in Brazil,

•	Vessel operating efficiency; and

•	Percentage of compliance with natural gas delivery schedules.

The results of the six individual goals are factored into a consolidated result that will determine the percentage of the profit to be distributed as a profit sharing benefit to employees. At December 31, 2018, the consolidated result reach 100%, which represents a percentage of 6.25% to be applied in the distribution computation.

The subsidiary Liquigás and the joint operations Fábrica Carioca de Catalizadores (FCC) and Ibiritermo have their specific methodology for profit sharing computation pursuant to their own collective bargaining agreement, apart from other entities of the group.

For 2018, the Company recognized a provision of US$ 462 as other income and expenses regarding profit sharing benefits in accordance with clauses of the collective bargaining agreement, including US$ 3 as complement of the profit sharing for 2017.

In 2017, as the Company recorded a net loss for the year and all the annual goals were achieved, the profit sharing benefit was the half a month salary for each employee added to half of the lowest amount of profit sharing paid in the prior year. Based on these terms, the Company recognized a provision of US$ 151 in 2017 as other income and expenses.

22.2.	Employees variable compensation program

The Company has an active variable compensation program for its employees (PRVE), focusing on meritocracy and encouraging employees to achieve better results.

The employees are entitled to the variable compensation whenever the Company recognizes a net income for the year and reaches at least 90% of the top metrics outlined in the BMP. The amount granted is a combination of this achievement and the employee performance during the year. The variable compensation does not affect the amounting of profit sharing to be distributed to each employee. However, in case of a profit sharing higher than a variable compensation, the employee is only entitled to receive its profit sharing.

On December 31, 2018, the Company reached the top metrics and provisioned US$ 289 as other operating income and expenses. Due to the loss in 2017, there was no provision pertaining to this program.

22.3.	New Employee Career and Compensation Plan

On July 2, 2018, the Company released to its workforce the Employee Career and Compensation Plan (Plano de Carreiras e Remuneração – PCR), an upgrade of the remuneration and career model, with the goal of matching the new initiatives of personnel management to the current and future business needs, besides meeting the demands of the employees for recognition and more innovative work models.

The new plan enhances the Company’s personnel management model by means of a number of criteria that enables higher rewards based on skills and performance, broader mobility and career development.

The PCR results in a greater alignment with practices suggested by the SEST. The employees were able to join the program until September 14, 2018, except for certain specific cases.

The Company granted monetary incentive to employees joining the program in order to achieve a higher number of enrollments in the plan, and estimates that this cost will be offset in the mid-term through the application of the recognition and reward best practices.

Through December 31, 2018, the Company disbursed US$ 293 with respect to the 39,781 employees who joined the program until September 14, 2018 and accounted for this charge within other income and expenses.